EXCHANGE COMMISSION WASHINGTON,
                                   D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Solus Alternative Asset Management LP
Address: 430 Park Avenue, 9th Floor
         New York, NY 10022

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph Lonetto
Title: Chief Legal Officer
Phone: 212-284-4306


By: /s/ Joseph Lonetto          New York, New York         February 14, 2008
----------------------          ------------------         -----------------
         [Signature]              [City, State]                  [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
                                             -----------

Form 13F Information Table Entry Total:               30
                                             -----------

Form 13F Information Table Value Total:        4,705,030
                                             -----------
                                              (thousands)



List of Other Included Manager:   NONE



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                                                      Form 13F INFORMATION TABLE

              COLUMN 1           COLUMN 2   COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
------------------------------- ----------- --------- --------- ------------------- ---------- -------- -------------------------
                                  TITLE                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER               OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- ----------- --------- --------- ---------- --- ---- ---------- -------- -------- -------- -------
Atlas Air                       COM         049164205    27,110    500,000 Sh          Sole      No       Sole       0       0
Delta Air Lines Inc.            COM         247361702   163,790 11,000,000     CALL    Sole      No       Sole       0       0
Delta Air Lines Inc.            COM         247361702    16,746  1,124,658 Sh          Sole      No       Sole       0       0
Exide Corporation               Convert     302051AL1    18,865     22,950 Sh          Sole      No       Sole       0       0
                                - 09/2013
                                (L-150)
Fairfax Finl Hldgs Ltd          COM         303901102    42,204    147,500     PUT     Sole      No       Sole       0       0
Fibertower Corp                 COM         31567R100     6,270  2,750,000 Sh          Sole      No       Sole       0       0
Fibertower Corp                 NOTE 9.000% 31567RAC4    16,078     17,500 Sh          Sole      No       Sole       0       0
                                - 11/2012
General Mtrs Corp               COM         370442105   112,005  4,500,000     PUT     Sole      No       Sole       0       0
General Mtrs Corp               COM         370442105    31,113  1,250,000     CALL    Sole      No       Sole       0       0
Hayes Lemmerz Intl Inc          COM         420781304     3,428    750,000 Sh          Sole      No       Sole       0       0
Hughes Communications Inc       COM         444398101    95,568  1,750,000 Sh          Sole      No       Sole       0       0
Lions Gate Entertainment Corp.  NOTE 3.625% 535919AG9    24,406     25,000 Sh          Sole      No       Sole       0       0
                                - 3/2025
Loral Space & Communications    COM         543881106    47,094  1,375,000 Sh          Sole      No       Sole       0       0
Ltd.
Mirant Corporation              COM         60467R100   712,524 18,279,221 Sh          Sole      No       Sole       0       0
Mirant Corporation              COM         60467R100   487,250 12,500,000     PUT     Sole      No       Sole       0       0
Mirant Corporation              W EXP       60467R118    73,640  4,000,000 Sh          Sole      No       Sole       0       0
                                01/03/2011
Moodys Corp                     COM         615369105    24,100  5,500,000     PUT     Sole      No       Sole       0       0
Nextwave Wireless Inc.          COM         65337Y102    22,865  4,250,000 Sh          Sole      No       Sole       0       0
Northwest Airls Corp            COM         667280408    72,550  5,000,000 Sh          Sole      No       Sole       0       0
Northwest Airls Corp            COM         667280408   130,590  9,000,000     CALL    Sole      No       Sole       0       0
NRG Energy Inc.                 COM         629377508   151,690  3,500,000 Sh          Sole      No       Sole       0       0
NRG Energy Inc.                 COM         629377508   604,593 13,950,000     CALL    Sole      No       Sole       0       0
Parker Drilling Co              NOTE 2.125% 701081AR2    24,991     27,500 Sh          Sole      No       Sole       0       0
                                - 7/2012
Penney JC Inc                   COM         708160106     7,698    175,000 Sh          Sole      No       Sole       0       0
RCN Corporation                 COM         749361200     8,185    525,000 Sh          Sole      No       Sole       0       0
SPDR TR                         COM         78462F103 1,498,653 10,250,000     PUT     Sole      No       Sole       0       0
Target Corporation              COM         87612E106     8,750    175,000 Sh          Sole      No       Sole       0       0
Terrestar Corp                  COM         881451108    47,259  6,518,478 Sh          Sole      No       Sole       0       0
UAL Corp                        COM         902549807   213,960  6,000,000     CALL    Sole      No       Sole       0       0
UAL Corp                        COM         902549807    11,055    310,000 Sh          Sole      No       Sole       0       0

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